STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.3%
Australia - 4.5%
Australia, Bonds, Ser. 166	AUD	3.00	11/21/2033	3,265,000		2,257,795
Australia, Sr. Unscd. Bonds, Ser. 162	AUD	1.75	6/21/2051	3,760,000		1,823,983
Commonwealth Bank of Australia, Covered Bonds		3.21	5/27/2025	720,000	[b]	716,597
National Australia Bank Ltd., Sr. Unscd. Notes		3.50	6/9/2025	700,000		699,943
					5,498,318
Austria - .1%
CA Immobilien Anlagen AG, Sr. Unscd. Notes	EUR	0.88	2/5/2027	200,000		171,341
Azerbaijan - 1.2%
Azerbaijan, Sr. Unscd. Bonds		5.13	9/1/2029	843,000		783,881
Azerbaijan, Sr. Unscd. Notes		4.75	3/18/2024	734,000		739,503
					1,523,384
Bahamas - .2%
Bahamas, Sr. Unscd. Notes		8.95	10/15/2032	390,000		246,188
Bahrain - .5%
Bahrain, Sr. Unscd. Notes		4.25	1/25/2028	691,000		627,175
Bolivia - .5%
Bolivia, Sr. Unscd. Notes		4.50	3/20/2028	700,000		572,283
British Virgin - .1%
Greenland Global Investment Ltd., Gtd. Notes		6.13	4/22/2023	380,000		92,720
Canada - 8.9%
Canada, Bonds	CAD	4.00	12/1/2031	3,288,500	[c]	3,381,683
Canada, Sr. Unscd. Bonds	CAD	1.75	3/1/2023	2,600,000		2,014,953
Canada Housing Trust No. 1, Govt. Gtd. Bonds	CAD	1.75	6/15/2030	3,460,000	[b]	2,468,960
Canada Housing Trust No. 1, Govt. Gtd. Bonds	CAD	2.35	9/15/2023	3,320,000	[b]	2,570,578
First Quantum Minerals Ltd., Gtd. Notes		6.88	3/1/2026	530,000	[b]	511,954
					10,948,128
Cayman Islands - 1.3%
CSN Inova Ventures, Gtd. Notes		6.75	1/28/2028	329,000		306,916
KWG Group Holdings Ltd., Sr. Scd. Bonds		7.88	9/1/2023	260,000		40,351
Sable International Finance Ltd., Sr. Scd. Notes		5.75	9/7/2027	476,000	[b]	420,841
Shimao Group Holdings Ltd., Sr. Scd. Bonds		4.75	7/3/2022	465,000	[d]	57,203

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.3% (continued)
Cayman Islands - 1.3% (continued)
Wynn Macau Ltd., Sr. Unscd. Notes		5.50	1/15/2026	870,000	[e]	716,119
					1,541,430
Chile - .4%
VTR Comunicaciones SPA, Sr. Scd. Notes		4.38	4/15/2029	703,000	[b]	461,881
Colombia - 1.4%
Colombia, Bonds	COP	6.00	4/28/2028	3,556,400,000		634,503
Colombia, Bonds	COP	7.00	6/30/2032	6,553,900,000		1,082,044
					1,716,547
Denmark - .1%
Orsted AS, Sub. Notes	GBP	2.50	2/18/2033	132,000	[f]	118,532
Dominican Republic - 1.0%
Dominican Republic, Sr. Unscd. Bonds		7.45	4/30/2044	750,000		707,054
Dominican Republic, Sr. Unscd. Notes		4.88	9/23/2032	660,000		556,691
					1,263,745
Ecuador - .4%
Ecuador, Sr. Unscd. Notes		0.00	7/31/2030	64,221	[b,g]	27,379
Ecuador, Sr. Unscd. Notes		1.50	7/31/2040	224,730	[b]	93,315
Ecuador, Sr. Unscd. Notes		2.50	7/31/2035	490,347	[b]	222,909
Ecuador, Sr. Unscd. Notes		5.50	7/31/2030	187,110	[b]	113,550
					457,153
El Salvador - .2%
El Salvador, Sr. Unscd. Notes		6.38	1/18/2027	633,000		234,119
Ethiopia - .2%
Ethiopia, Sr. Unscd. Notes		6.63	12/11/2024	382,000		199,519
France - 3.3%
Altice France SA, Sr. Scd. Notes	EUR	3.38	1/15/2028	273,000		232,990
Banijay Entertainment Sasu, Sr. Scd. Bonds	EUR	3.50	3/1/2025	694,000		680,310
BNP Paribas SA, Jr. Sub. Notes		7.38	8/19/2025	950,000	[f]	988,446
Chrome Bidco SASU, Sr. Scd. Bonds	EUR	3.50	5/31/2028	186,000		169,494
Electricite de France SA, Jr. Sub. Notes	GBP	6.00	1/29/2026	200,000	[f]	228,600
Iliad Holding SASU, Sr. Scd. Notes	EUR	5.63	10/15/2028	313,000		300,554
Loxam SAS, Sr. Scd. Notes	EUR	2.88	4/15/2026	530,000		488,495
Picard Groupe SAS, Sr. Scd. Bonds	EUR	3.88	7/1/2026	447,000		416,086
Societe Generale SA, Jr. Sub. Bonds		7.88	12/18/2023	500,000	[f]	507,572
					4,012,547
Germany - 1.3%
Infineon Technologies AG, Jr. Sub. Bonds	EUR	3.63	4/1/2028	400,000	[f]	372,298
Infineon Technologies AG, Jr. Sub. Notes	EUR	2.88	4/1/2025	400,000	[f]	391,478

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.3% (continued)
Germany - 1.3% (continued)
Peach Property Finance GmbH, Sr. Unscd. Notes	EUR	4.38	11/15/2025	396,000		344,266
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	563,000		530,496
					1,638,538
India - .5%
GMR Hyderabad International Airport Ltd., Sr. Scd. Notes		4.25	10/27/2027	776,000		644,119
Indonesia - 1.6%
Indonesia, Bonds, Ser. FR81	IDR	6.50	6/15/2025	28,593,000,000		1,951,341
Ireland - 1.0%
Bank of Ireland Group PLC, Jr. Sub. Notes	EUR	7.50	11/19/2025	280,000	[f]	297,342
LCPR Senior Secured Financing DAC, Sr. Scd. Notes		5.13	7/15/2029	430,000	[b]	378,238
Virgin Media Vendor Financing Notes III DAC, Gtd. Bonds	GBP	4.88	7/15/2028	530,000		564,309
					1,239,889
Italy - 2.2%
Cedacri Mergeco SPA, Sr. Scd. Notes, 3 Month EURIBOR +4.63%	EUR	4.63	5/15/2028	204,000	[h]	194,387
FIS Fabbrica Italiana Sintetici SPA, Sr. Scd. Bonds	EUR	5.63	8/1/2027	630,000		558,977
Leather 2 SPA, Sr. Scd. Bonds, 3 Month EURIBOR +4.50%	EUR	4.50	9/30/2028	380,000	[h]	312,742
Nexi SPA, Sr. Unscd. Notes	EUR	1.63	4/30/2026	624,000		581,381
UniCredit SPA, Jr. Sub. Bonds		8.00	6/3/2024	560,000	[f]	544,460
UniCredit SPA, Jr. Sub. Notes	EUR	3.88	6/3/2027	600,000	[f]	472,187
					2,664,134
Japan - .4%
Softbank Group Corp., Sr. Unscd. Notes	EUR	2.88	1/6/2027	610,000		517,620
Jersey - .5%
CPUK Finance Ltd., Scd. Notes	GBP	4.88	8/28/2025	500,000		569,500
Luxembourg - 3.9%
4finance SA, Gtd. Bonds	EUR	10.75	10/26/2026	400,000		363,850
Adler Group SA, Sr. Unscd. Notes	EUR	2.25	4/27/2027	300,000		163,847
Adler Group SA, Sr. Unscd. Notes	EUR	3.25	8/5/2025	300,000	[e]	181,308
Albion Financing 1 Sarl, Sr. Scd. Notes	EUR	5.25	10/15/2026	119,000		107,038
Altice Financing SA, Sr. Scd. Bonds	EUR	3.00	1/15/2028	340,000		295,129
AnaCap Financial Europe SA, Sr. Scd. Notes, 3 Month EURIBOR +5.00%	EUR	5.27	8/1/2024	400,000	[e,h]	362,878

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.3% (continued)
Luxembourg - 3.9% (continued)
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund, Sr. Unscd. Notes	EUR	0.50	1/27/2028	464,000		412,659
Cirsa Finance International Sarl, Sr. Scd. Bonds	EUR	4.75	5/22/2025	492,000		460,318
Dana Financing Luxembourg Sarl, Gtd. Notes	EUR	3.00	7/15/2029	618,000		498,047
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	410,000		359,851
Matterhorn Telecom SA, Sr. Scd. Notes	EUR	3.13	9/15/2026	339,000		319,392
Millicom International Cellular SA, Sr. Unscd. Notes		4.50	4/27/2031	201,000	[b]	164,826
Sani/Ikos Financial Holdings 1 Sarl, Sr. Scd. Bonds	EUR	5.63	12/15/2026	500,000		454,787
SELP Finance Sarl, Gtd. Bonds	EUR	1.25	10/25/2023	605,000		608,951
					4,752,881
Malaysia - .5%
Malaysia, Bonds, Ser. 419	MYR	3.83	7/5/2034	2,780,000		605,293
Mexico - 1.1%
Cemex SAB de CV, Gtd. Notes		3.88	7/11/2031	1,000,000		804,885
Sigma Alimentos SA de CV, Gtd. Bonds	EUR	2.63	2/7/2024	536,000		543,453
					1,348,338
Mongolia - .7%
Mongolia, Sr. Unscd. Bonds		5.13	4/7/2026	940,000		839,095
Mozambique - .2%
Mozambique, Unscd. Notes		5.00	9/15/2031	414,000		281,934
Netherlands - 3.6%
IHS Netherlands Holdco BV, Gtd. Notes		8.00	9/18/2027	410,000		365,667
ING Groep NV, Jr. Sub. Bonds		6.75	4/16/2024	1,050,000	[f]	1,055,922
Nobel Bidco BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	445,000		344,277
Nobian Finance BV, Sr. Scd. Bonds	EUR	3.63	7/15/2026	417,000	[e]	342,608
Telefonica Europe BV, Gtd. Notes	EUR	4.38	3/14/2025	400,000	[f]	401,460
United Group BV, Sr. Scd. Notes	EUR	4.88	7/1/2024	347,000		341,089
United Group BV, Sr. Scd. Notes, 3 Month EURIBOR +4.13%	EUR	4.13	5/15/2025	370,000	[h]	345,497
Universal Music Group NV, Sr. Unscd. Notes	EUR	3.00	6/30/2027	620,000		658,588
Volkswagen International Finance NV, Gtd. Notes	EUR	3.88	6/17/2029	600,000	[f]	545,750
					4,400,858
New Zealand - 3.7%
New Zealand, Bonds, Ser. 437	NZD	2.75	4/15/2037	2,670,000		1,508,224
New Zealand, Bonds, Ser. 551	NZD	2.75	5/15/2051	1,130,000		587,191

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.3% (continued)
New Zealand - 3.7% (continued)
New Zealand, Bonds, Ser. 930	NZD	3.00	9/20/2030	2,170,000	[c]	1,851,759
New Zealand Local Government Funding Agency Bond, Govt. Gtd. Bonds	NZD	2.25	4/15/2024	1,020,000		625,605
					4,572,779
Norway - .7%
Kommunalbanken AS, Sr. Unscd. Bonds, 3 Month SOFR +1.00%		2.83	6/17/2026	898,000	[h]	920,162
Oman - .4%
Oman, Sr. Unscd. Notes		4.88	2/1/2025	444,000		442,006
Poland - 1.0%
Poland, Bonds, Ser. 1023	PLN	4.00	10/25/2023	5,854,000		1,224,965
Qatar - .5%
Qatar, Sr. Unscd. Notes		3.40	4/16/2025	672,000		675,108
Singapore - .3%
Singapore Airlines Ltd., Sr. Unscd. Notes		3.00	7/20/2026	328,000		315,188
South Africa - 2.0%
South Africa, Sr. Unscd. Bonds, Ser. 2030	ZAR	8.00	1/31/2030	23,630,000		1,250,812
South Africa , Sr. Unscd. Notes		4.85	9/30/2029	1,240,000		1,141,747
					2,392,559
Spain - 1.0%
Banco Santander SA, Jr. Sub. Bonds	EUR	5.25	9/29/2023	400,000	[f]	406,009
eDreams ODIGEO SA, Sr. Scd. Notes	EUR	5.50	7/15/2027	340,000		297,979
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	531,000		495,222
					1,199,210
Supranational - 7.6%
Asian Development Bank, Sr. Unscd. Notes	CNH	2.72	1/16/2023	11,000,000		1,630,383
Asian Development Bank, Sr. Unscd. Notes	CNH	2.90	3/5/2024	5,500,000		814,141
Asian Development Bank, Sr. Unscd. Notes, 3 Month SOFR +1.00%		2.50	8/27/2026	1,460,000	[h]	1,497,600
Clarios Global LP, Sr. Scd. Bonds	EUR	4.38	5/15/2026	555,000		527,803
European Bank for Reconstruction & Development, Sr. Unscd. Notes	IDR	6.45	12/13/2022	22,546,700,000		1,526,366
International Bank for Reconstruction & Development, Sr. Unscd. Notes	GBP	4.88	12/7/2028	409,000		578,758
International Bank for Reconstruction & Development, Sr. Unscd. Notes, 3 Month SOFR +0.29%		1.70	11/22/2028	1,460,000	[h]	1,445,953

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.3% (continued)
Supranational - 7.6% (continued)
International Finance Corp., Sr. Unscd. Notes	INR	6.30	11/25/2024	98,010,000		1,227,579
					9,248,583
Sweden - 1.2%
Akelius Residential Property AB, Jr. Sub. Notes	EUR	2.25	5/17/2081	640,000		541,293
Heimstaden Bostad AB, Jr. Sub. Bonds	EUR	2.63	5/1/2027	450,000	[f]	329,208
Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Notes	EUR	2.63	3/14/2026	455,000	[f]	236,832
Verisure Holding AB, Sr. Scd. Bonds	EUR	3.25	2/15/2027	424,000		381,210
					1,488,543
Tajikistan - .2%
Tajikistan, Sr. Unscd. Notes		7.13	9/14/2027	375,000		228,528
Tunisia - .2%
Tunisian Republic, Sr. Unscd. Notes		5.75	1/30/2025	440,000		240,005
United Kingdom - 12.3%
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	296,000		253,366
Bellis Acquisition Co., Sr. Scd. Bonds	GBP	3.25	2/16/2026	249,000		247,513
Close Brothers Finance PLC, Gtd. Notes	GBP	2.75	10/19/2026	510,000		603,345
Coventry Building Society, Jr. Sub. Bonds	GBP	6.88	9/18/2024	650,000	[f]	778,994
Coventry Building Society, Sr. Unscd. Notes	GBP	1.00	9/21/2025	468,000		531,758
Deuce Finco PLC, Sr. Scd. Bonds	GBP	5.50	6/15/2027	406,000		420,114
Drax Finco PLC, Sr. Scd. Notes		6.63	11/1/2025	593,000		588,140
EG Global Finance PLC, Sr. Scd. Notes	EUR	4.38	2/7/2025	491,000		460,814
Heathrow Finance PLC, Sr. Scd. Notes	GBP	6.25	3/3/2025	266,000		307,063
Iceland Bondco PLC, Sr. Scd. Notes	GBP	4.63	3/15/2025	350,000	[e]	358,395
International Finance Facility for Immunisation Co., Sr. Unscd. Notes		1.00	4/21/2026	869,000		808,394
Investec PLC, Jr. Sub. Notes	GBP	6.75	12/5/2024	400,000	[f]	454,361
Iron Mountain UK PLC, Gtd. Notes	GBP	3.88	11/15/2025	289,000		317,023
Jerrold Finco PLC, Sr. Scd. Bonds	GBP	4.88	1/15/2026	165,000		173,989
Jerrold Finco PLC, Sr. Scd. Bonds	GBP	5.25	1/15/2027	375,000		387,032
Lloyds Banking Group PLC, Jr. Sub. Bonds	EUR	4.95	6/27/2025	550,000	[f]	554,329
Lloyds Banking Group PLC, Jr. Sub. Notes	GBP	5.13	12/27/2024	560,000	[f]	651,886
Mitchells & Butlers Finance PLC, Scd. Bonds, Ser. B2	GBP	6.01	12/15/2028	405,661		504,640

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.3% (continued)
United Kingdom - 12.3% (continued)
National Express Group PLC, Gtd. Notes	GBP	2.38	11/20/2028	644,000		714,886
National Express Group PLC, Gtd. Notes	GBP	2.50	11/11/2023	620,000		745,283
National Express Group PLC, Sub. Notes	GBP	4.25	11/26/2025	160,000	[f]	175,439
Nationwide Building Society, Jr. Sub. Bonds	GBP	5.88	6/20/2025	416,000	[f]	498,882
NatWest Group PLC, Jr. Sub. Bonds		8.00	8/10/2025	250,000	[f]	258,481
Ocado Group PLC, Gtd. Notes	GBP	3.88	10/8/2026	534,000	[e]	526,379
Stonegate Pub Co. Financing PLC, Sr. Scd. Bonds	GBP	8.25	7/31/2025	303,000		350,590
TESCO PLC, Sr. Unscd. Notes	GBP	3.32	11/5/2025	160,000	[c]	432,222
Tesco Property Finance 3 PLC, Sr. Scd. Bonds	GBP	5.74	4/13/2040	351,767		464,103
Travis Perkins PLC, Sr. Unscd. Notes	GBP	3.75	2/17/2026	163,000		174,933
Tritax Big Box REIT PLC, Sr. Unscd. Notes	GBP	1.50	11/27/2033	389,000		373,306
Tritax EuroBox PLC, Gtd. Notes	EUR	0.95	6/2/2026	626,000		581,924
Virgin Money UK PLC, Sr. Unscd. Notes	GBP	3.13	6/22/2025	680,000		808,386
Vodafone Group PLC, Jr. Sub. Notes		3.25	6/4/2081	200,000		178,332
Vodafone Group PLC, Jr. Sub. Notes		7.00	4/4/2079	400,000		421,470
					15,105,772
United States - 15.0%
American Express Co., Sr. Unscd. Notes		3.38	5/3/2024	1,190,000		1,188,781
Apple Inc., Sr. Unscd. Notes		1.13	5/11/2025	634,000		602,824
Ball Corp., Gtd. Notes		2.88	8/15/2030	470,000		405,447
Best Buy Co., Sr. Unscd. Notes		4.45	10/1/2028	398,000		403,337
Callon Petroleum Co., Gtd. Notes		8.00	8/1/2028	450,000	[b]	456,244
Chesapeake Energy Corp., Gtd. Notes		6.75	4/15/2029	395,000	[b]	409,556
Citigroup Inc., Sub. Notes		5.50	9/13/2025	820,000		855,647
Diamond Sports Group LLC, Scd. Notes		5.38	8/15/2026	620,000	[b]	137,175
Ford Motor Credit Co., Sr. Unscd. Notes	GBP	2.75	6/14/2024	232,000		265,839
General Electric Co., Sr. Unscd. Notes	GBP	6.44	11/15/2022	2,567		3,132
Graphic Packaging International LLC, Gtd. Bonds	EUR	2.63	2/1/2029	121,000		104,494
IQVIA Inc., Gtd. Notes	EUR	2.88	6/15/2028	622,000		587,239
JPMorgan Chase & Co., Sr. Unscd. Notes		2.08	4/22/2026	1,180,000		1,118,279
Magallanes Inc., Gtd. Notes		3.79	3/15/2025	820,000	[b]	801,813
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	281,000	[b]	254,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.3% (continued)
United States - 15.0% (continued)
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	122,000	[b,e]	110,400
Metropolitan Life Global Funding I, Sr. Scd. Notes, 3 Month SOFR +0.91%		2.85	3/21/2025	373,000	[b,h]	370,863
Netflix Inc., Sr. Unscd. Notes	EUR	3.63	6/15/2030	575,000		558,228
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	3.88	10/1/2028	200,000		166,744
Olympus Water US Holding Corp., Sr. Unscd. Notes	EUR	5.38	10/1/2029	475,000		356,684
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	660,000		604,194
U.S. Treasury Bonds		3.00	11/15/2045	3,180,000		3,022,428
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL -0.02%		2.52	1/31/2024	1,310,000	[h]	1,313,303
U.S. Treasury Inflation Indexed Bonds		2.13	2/15/2041	1,114,657	[c]	1,384,616
U.S. Treasury Inflation Indexed Notes		0.13	4/15/2027	1,355,208	[c]	1,369,138
Verizon Communications Inc., Sr. Unscd. Notes, 3 Month SOFR +0.79%		2.72	3/20/2026	491,000	[h]	481,735
Windstream Escrow LLC, Sr. Scd. Notes		7.75	8/15/2028	492,000	[b]	441,791
Zayo Group Holdings Inc., Sr. Scd. Notes		4.00	3/1/2027	660,000	[b]	579,328
					18,353,612
Uzbekistan - 1.2%
Uzbekistan, Sr. Unscd. Notes		4.75	2/20/2024	1,500,000		1,455,300
Vietnam - .2%
Vietnam, Sr. Unscd. Bonds		4.80	11/19/2024	213,000		213,021
Total Bonds and Notes (cost $126,292,744)				109,213,891

Exchange-Traded Funds - 5.4%
Singapore - 2.8%
iShares USD Asia High Yield Bond Index ETF				555,655		3,485,971
United States - 2.6%
iShares iBoxx High Yield Corporate Bond ETF				16,800	[e]	1,313,592
SPDR Bloomberg Emerging Markets Local Bond ETF				88,232	[e]	1,817,579
					3,131,171
Total Exchange-Traded Funds (cost $8,211,891)				6,617,142

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,878,801)	2.21	3,878,801	[i] 3,878,801

Investment of Cash Collateral for Securities Loaned - 3.6%
Registered Investment Companies - 3.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,427,587)	2.21	4,427,587	[i] 4,427,587
Total Investments (cost $142,811,023)		101.5%	124,137,421
Liabilities, Less Cash and Receivables		(1.5%)	(1,858,917)
Net Assets		100.0%	122,278,504

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

AUD—Australian Dollar

CAD—Canadian Dollar

COP—Colombian Peso

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PLN—Polish Zloty

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $11,712,551 or 9.58% of net assets.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

d Non-income producing—security in default.

e Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $4,184,249 and the value of the collateral was $4,540,054, consisting of cash collateral of $4,427,587 and U.S. Government & Agency securities valued at $112,467. In addition, the value of collateral may include pending sales that are also on loan.

f Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

h Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 5 Year Notes	20	9/30/2022	2,264,211	2,274,531	10,320
Futures Short
Euro BTP Italian Government Bond	15	9/8/2022	1,922,170[a]	1,936,734	(14,564)
Long Gilt	26	9/28/2022	3,635,680[a]	3,741,910	(106,230)
Gross Unrealized Appreciation				10,320
Gross Unrealized Depreciation				(120,794)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CIBC World Markets
United States Dollar	252,816	British Pound	205,001	8/18/2022	3,052
United States Dollar	2,968,148	Mexican Peso	61,222,077	8/18/2022	(24,189)
Japanese Yen	89,162,747	United States Dollar	657,293	8/18/2022	12,307
United States Dollar	1,564,850	Indian Rupee	122,178,817	8/18/2022	26,157
Euro	506,508	United States Dollar	531,653	8/18/2022	(13,265)
United States Dollar	30,624,376	Euro	29,194,323	8/18/2022	745,301
Citigroup
United States Dollar	1,942,410	Colombian Peso	8,059,447,807	8/18/2022	69,265
United States Dollar	3,071,241	Indonesian Rupiah	44,929,178,458	8/18/2022	43,379
United States Dollar	325,506	New Zealand Dollar	520,000	8/18/2022	(1,516)
HSBC
United States Dollar	2,417,652	Canadian Dollar	3,109,269	8/18/2022	(10,346)
Euro	376,536	United States Dollar	390,359	8/18/2022	(4,992)
United States Dollar	1,297,209	Polish Zloty	5,815,055	8/18/2022	47,644
J.P. Morgan Securities
British Pound	216,439	United States Dollar	258,765	8/18/2022	4,935
United States Dollar	107,293	British Pound	90,332	8/18/2022	(2,764)
Euro	342,689	United States Dollar	349,232	8/18/2022	1,495
RBS Securities
United States Dollar	2,520,715	Chinese Yuan Renminbi	17,018,484	8/18/2022	(6,724)
Swiss Franc	1,968,500	United States Dollar	2,000,082	8/18/2022	71,318
Indian Rupee	24,930,000	United States Dollar	317,499	8/18/2022	(3,536)
Euro	363,915	United States Dollar	391,563	8/18/2022	(19,112)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
RBS Securities(continued)
United States Dollar	565,365	New Zealand Dollar	889,928	8/18/2022	5,699
British Pound	265,472	United States Dollar	328,001	8/18/2022	(4,561)
State Street Bank and Trust Company
Norwegian Krone	19,398,308	United States Dollar	1,972,776	8/18/2022	35,315
Japanese Yen	88,970,831	United States Dollar	652,324	8/18/2022	15,835
New Zealand Dollar	320,000	United States Dollar	201,631	8/18/2022	(386)
Swiss Franc	1,144,710	United States Dollar	1,195,710	8/18/2022	8,837
United States Dollar	1,946,942	Swiss Franc	1,857,949	8/18/2022	(8,128)
Chilean Peso	1,789,588,593	United States Dollar	2,045,478	8/18/2022	(66,865)
United States Dollar	1,907,520	Chilean Peso	1,783,282,656	8/18/2022	(64,121)
United States Dollar	1,232,861	South African Rand	21,212,591	8/18/2022	(40,399)
United States Dollar	2,771,356	Canadian Dollar	3,485,432	8/18/2022	49,616
United States Dollar	14,473,613	British Pound	11,847,182	8/18/2022	39,500
Malaysian Ringgit	1,960,000	United States Dollar	440,104	8/18/2022	367
United States Dollar	1,055,201	Malaysian Ringgit	4,623,894	8/18/2022	16,074
Indonesian Rupiah	1,713,020,000	United States Dollar	117,661	8/18/2022	(2,217)
Euro	6,414,630	United States Dollar	6,733,513	8/18/2022	(168,428)
United States Dollar	2,747,850	Euro	2,696,020	8/18/2022	(11,405)
Australian Dollar	410,000	United States Dollar	285,459	8/18/2022	1,110
United States Dollar	4,675,426	Australian Dollar	6,704,580	8/18/2022	(10,728)
Hungarian Forint	1,174,829,125	United States Dollar	3,026,283	8/18/2022	(70,967)
United States Dollar	1,247,498	Hungarian Forint	459,719,258	8/18/2022	91,061
Colombian Peso	810,680,000	United States Dollar	184,451	8/18/2022	3,964
United States Dollar	2,027,911	Philippine Peso	106,996,616	8/18/2022	87,904
Mexican Peso	3,730,000	United States Dollar	182,869	8/18/2022	(559)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
UBS Securities
British Pound	574,286	United States Dollar	695,209	8/18/2022	4,478
United States Dollar	438,068	British Pound	358,284	8/18/2022	1,550
Euro	747,904	United States Dollar	764,445	8/18/2022	1,001
United States Dollar	127,044	Euro	125,540	8/18/2022	(1,440)
United States Dollar	674,563	Indonesian Rupiah	10,022,540,000	8/18/2022	(875)
United States Dollar	48,643	Czech Koruna	1,176,577	8/18/2022	(85)
United States Dollar	150,811	Norwegian Krone	1,460,000	8/18/2022	(327)
United States Dollar	5,338,227	Canadian Dollar	6,837,988	8/18/2022	(1,491)
United States Dollar	3,916,807	New Zealand Dollar	6,172,127	8/18/2022	35,222
United States Dollar	1,973,029	Hungarian Forint	718,118,994	8/18/2022	166,580
United States Dollar	1,453,592	Australian Dollar	2,021,306	8/18/2022	40,804
Gross Unrealized Appreciation					1,629,770
Gross Unrealized Depreciation					(539,426)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	64,724,245		-	64,724,245
Exchange-Traded Funds	3,131,171	3,485,971	††	-	6,617,142
Foreign Governmental	-	37,400,161		-	37,400,161
Investment Companies	8,306,388	-		-	8,306,388
U.S. Treasury Securities	-	7,089,485		-	7,089,485
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	1,629,770		-	1,629,770
Futures†††	10,320	-		-	10,320
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(539,426)		-	(539,426)
Futures†††	(120,794)	-		-	(120,794)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2022, accumulated net unrealized depreciation on investments was $18,673,602, consisting of $175,193 gross unrealized appreciation and $18,848,795 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.